Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 207,178	$ 271,231
Total on- and off-balance sheet	$ 870,908	$ 925,254
ECL coverage	0.42%	0.39%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 197,372	$ 260,508
ECL coverage	0.22%	0.13%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,646	$ 13,016
ECL coverage	0.04%	0.03%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,561	$ 7,743
ECL coverage	0.06%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 24,207	$ 20,758
ECL coverage	0.05%	0.04%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 65,722	$ 68,798
ECL coverage	0.45%	0.31%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 16,914	$ 16,511
ECL coverage	0.51%	0.46%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,636	$ 85,308
ECL coverage	0.46%	0.34%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,329	$ 65,395
ECL coverage	0.04%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,800	$ 12,943
ECL coverage	0.07%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,619	$ 5,490
ECL coverage	0.00%	0.02%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,602	$ 1,968
ECL coverage	0.06%	0.11%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 165	$ 153
ECL coverage	0.00%	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 32,659	$ 37,709
ECL coverage	0.01%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 33,355	$ 30,782
ECL coverage	0.10%	0.07%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 90,529	$ 154,441
ECL coverage	0.05%	0.03%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.11%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.03%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.04%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.32%	0.28%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.38%	0.39%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.33%	0.30%
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.00%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.02%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.11%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.02%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 196,491	$ 261,761
Total on- and off-balance sheet	$ 823,865	$ 882,875
ECL coverage	0.07%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 186,685	$ 251,038
ECL coverage	0.10%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,348	$ 12,757
ECL coverage	0.03%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,280	$ 6,591
ECL coverage	0.12%	0.13%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 22,628	$ 19,348
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 59,797	$ 63,753
ECL coverage	0.19%	0.17%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,616	$ 15,531
ECL coverage	0.23%	0.23%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 75,412	$ 79,284
ECL coverage	0.20%	0.18%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,304	$ 65,298
ECL coverage	0.01%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,158	$ 12,361
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,619	$ 5,389
ECL coverage	0.02%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,562	$ 1,770
ECL coverage	0.00%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 165	$ 153
ECL coverage	0.00%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 32,027	$ 37,307
ECL coverage	0.01%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 32,810	$ 30,127
ECL coverage	0.05%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 88,645	$ 152,406
ECL coverage	0.03%	0.02%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,946	$ 8,867
Total on- and off-balance sheet	$ 38,872	$ 34,479
ECL coverage	1.05%	1.12%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,946	$ 8,867
ECL coverage	1.23%	1.29%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 295	$ 245
ECL coverage	0.45%	0.16%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,282	$ 1,051
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,577	$ 1,296
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,553	$ 4,860
ECL coverage	1.64%	1.73%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 998	$ 732
ECL coverage	2.77%	3.86%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,552	$ 5,592
ECL coverage	1.81%	2.01%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 64
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 638	$ 578
ECL coverage	0.36%	0.34%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 101
ECL coverage	0.00%	0.06%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 40	$ 198
ECL coverage	2.16%	0.89%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 611	$ 401
ECL coverage	0.04%	0.05%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 527	$ 635
ECL coverage	0.35%	0.19%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,817	$ 1,978
ECL coverage	0.29%	0.26%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 741	$ 603
Total on- and off-balance sheet	$ 8,170	$ 7,900
ECL coverage	32.67%	34.08%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 741	$ 603
ECL coverage	17.27%	8.06%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 13
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 101
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 114
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 372	$ 184
ECL coverage	24.60%	14.03%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 300	$ 247
ECL coverage	7.47%	4.68%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 673	$ 432
ECL coverage	16.96%	8.68%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 25	$ 33
ECL coverage	8.75%	21.51%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 21	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17	$ 20
ECL coverage	83.11%	20.53%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 66	$ 57
ECL coverage	21.13%	19.63%